Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information
Entity Registrant Name	Neos Therapeutics, Inc.
Entity Central Index Key	0001467652
Trading Symbol	neos
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY